Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Net sales	$ 53,236	$ 902,933	$ 1,172,110
Income (loss) before income tax	(20,029)	11,219	84,317
Income tax expense	(143)	(16,181)	(14,514)
Income (loss) from discontinued operations, net of income tax	(20,172)	(4,962)	69,803
Accounts receivable		70,917
Inventories		30,493
Prepaid expense and other receivables	138	5,164
Property, plant and equipment, net	492	18,209
Total assets	630	124,783
Accounts payable		95,303
Accrued expenses and other payables	173	28,099
Income tax payable		3,010
Total liabilities	173	126,412
Net (liabilities) assets of discontinued operations	$ 457	$ (1,629)